Deposits (Tables)	6 Months Ended
Apr. 30, 2020
Text Block [Abstract]
Summary of Deposit Liabilities

Deposits

(millions of Canadian dollars)								As at
	By Type			By Country			April 30 2020	October 31 2019
	Demand	Notice	Term[1]	Canada	United States	International	Total	Total
Personal	$18,879	$525,348	$60,439	$258,638	$346,005	$23	$604,666	$503,430
Banks[2]	10,020	496	14,029	19,140	2,530	2,875	24,545	16,751
Business and government[3]	104,715	179,585	164,795	314,027	126,917	8,151	449,095	366,796
Trading[2]	–	–	26,398	18,596	2,460	5,342	26,398	26,885
Designated at fair value through profit or loss[2,4]	–	–	94,128	31,610	47,316	15,202	94,128	105,100
Total	$133,614	$705,429	$359,789	$642,011	$525,228	$31,593	$1,198,832	$1,018,962
Non-interest-bearing deposits included above
In domestic offices							$51,095	$43,887
In foreign offices							71,597	53,381
Interest-bearing deposits included above
In domestic offices							590,916	530,608
In foreign offices							482,743	391,076
U.S. federal funds deposited[2]							2,481	10
Total[3,5]							$1,198,832	$1,018,962

[1]

Includes $20,967 million (October 31, 2019 – $16,589 million) of senior debt which is subject to the bank recapitalization “bail-in” regime. This regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares in the event that the Bank becomes non-viable.

[2]	Includes deposits and advances with the Federal Home Loan Bank.
[3]	As at April 30, 2020, includes $43 billion relating to covered bondholders (October 31, 2019 – $40 billion) and $1 billion (October 31, 2019 – $1 billion) due to TD Capital Trust lV.
[4]

Financial liabilities designated at FVTPL on the Interim Consolidated Balance Sheet consist of deposits designated at FVTPL and $36 million (October 31, 2019 – $31 million) of loan commitments and financial guarantees designated at FVTPL.

[5]

As at April 30, 2020, includes deposits of $709 billion (October 31, 2019 – $580 billion) denominated in U.S. dollars and $62 billion (October 31, 2019 – $52 billion) denominated in other foreign currencies.